Label	Element	Value
Vest 2 Year Interest Rate Hedge ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.90%
Vest 2 Year Interest Rate Hedge ETF | Payer Swaption 2.199% 12/31/24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.30%
Vest 2 Year Interest Rate Hedge ETF | Payer Swaption 3.849% 12/31/24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.00%)
Vest 2 Year Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%